Significant accounting judgments, estimates and assumptions - Related parties identification (Details) - Otkritie - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information about unrelated parties
Sales to / income from	₽ 8,711	₽ 183	₽ 418
Purchases / expenses from	(436)	(1,716)	(1,103)
Amounts owed by	8,621	1,075	1,148
Amounts owed to	₽ (181)	₽ (149)	₽ (594)